17. Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Borrowings

Perceptive

In July 2014, the Company entered into a loan agreement with an affiliate of Perceptive Advisors LLC (the “Perceptive loan”), drawing an amount of $5.5 million. Finance costs included interest, an arrangement fee and 106,250 warrants convertible into common shares of the Company with a strike price of $8.80. Upon initial recognition, the fair value of the warrant of €613 was recognized in equity, net of tax of €183. Fair value was determined using the Black-Scholes-Merton formula, with an expected volatility of 65% and an expected time of six years to exercise of the warrant. The contractual maturity of the warrant is ten years.

In 2016 the Company repaid all outstanding amounts under the Perceptive loan. The Company recognized early repayment fees of €110 and extinguishment losses of €132.

The loan was measured at amortized cost using the effective interest method. In 2016, interest costs of €762 (2015: €703) and foreign exchange losses of €86 (2015: €527) were recognized in profit or loss.

Silicon Valley Bank

On November 30, 2016, the Company entered into a loan agreement with Silicon Valley Bank (the “SVB loan”) which provides the Company with a senior secured term loan facility for up to €10.0 million, which agreement was amended in May 2017 to provide that such amount would be available in three tranches. In December 2016, the Company drew an initial tranche of €5.0 million and in May 2017, a second tranche of €2.5 million; the availability of a third tranche of €2.5 million expired in September 2017 with such amount remaining undrawn.

Finance costs comprise the interest rate of one-month EURIBOR plus an applicable margin of 5.5%, with a floor of 5.5%, related one-time legal and arrangement fees of €236 and a final payment fee equal to 10% of the total principal amount to be paid with the last instalment. Pursuant to the loan agreement, the Company also granted the lender 166,297 and 53,395 warrants with an exercise price of $2.00 and $2.30 per share, respectively. Each warrant can be used to purchase common shares of Affimed at the respective exercise price for a period of ten years from the date of grant. The fair value of the warrants of €192 less deferred taxes and transaction costs of €81 and €8, respectively, was recorded as an addition to capital reserves in the equity of Affimed. The fair value of the warrants was determined using the Black-Scholes-Merton valuation model, with an expected volatility of 75-80% and an expected exercise period of five years to exercise of the warrant. The contractual maturity of the warrants is ten years.

In 2017, the Company adjusted the carrying amount of its financial liability and recorded a gain of €0.2 million upon the drawing of the second tranche due to a change in timing of the cash flows under the original terms of the existing credit facility.

The loan is secured by a pledge of 100% of Company’s ownership interest in Affimed GmbH, all intercompany claims owed to Affimed N.V. by its subsidiaries, and collateral agreements for all bank accounts, inventory, trade receivables and other receivables of Affimed N.V. and Affimed GmbH recognized in the consolidated financial statements with the following book values:

	Book value as of December 31, 2016		Book value as of December 31, 2017
	Consolidated financial statements	thereof assets pledged	Consolidated financial statements	thereof assets pledged

Leasehold improvements and equipment	822	542	1,113	891
Inventories	197	177	241	219
Trade and other receivables	2,255	1,217	1,102	328
Other assets	516	0	800	292
Financial assets	9,487	9,487	0	0
Cash and cash equivalents	35,407	34,674	39,837	38,726
	48,684	46,096	43,093	40,457

As of December 31, 2017 and 2016, the fair value of the liability did not differ significantly from its carrying amount (€7,169 and €4,590). The loan has a maturity date of May 31, 2020, and repayment started in December 2017 with amortized payments of principal in equal monthly installments. As of December 31, 2017, €3,083 (2016: €973) of such amount was classified as current liabilities.